Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Finance and Operating Lease Liabilities

The following table provides details of the Company's future minimum lease payments under finance lease liabilities and operating lease liabilities recorded in thousands on the Company's condensed consolidated balance sheets as of March 31, 2024. The table does not include commitments that are contingent on events or other factors that are currently uncertain or unknown.

	Finance Leases	Operating Leases
Remainder of 2024	$3,707	$17,247
2025	5,122	22,365
2026	5,122	20,694
2027	5,013	18,776
2028	4,384	14,072
2029 and thereafter	8,486	41,053
Total minimum lease payments	31,834	134,207
Less amount representing interest	11,082	46,219
Present value of minimum lease payments	20,752	87,988
Less current portion	2,160	12,311
Long-term portion	$18,592	$75,677

Future minimum lease payments under finance and operating lease liabilities with initial terms in excess of one year are as follows:

	Finance Leases	Operating Leases
2024	$1,042,413	$22,836,536
2025	1,042,413	19,644,557
2026	1,042,413	17,933,734
2027	932,797	16,016,344
2028	663,872	11,312,134
2029 and thereafter	541,624	26,863,248
Total minimum lease payments	5,265,532	114,606,553
Less amount representing interest	1,373,298	35,797,981
Present value of minimum lease payments	3,892,234	78,808,572
Less current portion	599,228	13,650,119
Long-term portion	$3,293,006	$65,158,453

Schedule of Lease Costs Related to Finance and Operating Leases

The table below presents information for lease costs related to the Company's finance and operating leases in thousands:

	For The Three Months Ended March 31,
	2024	2023
Finance lease cost
Amortization of leased assets	$330	$114
Interest of lease liabilities	309	93
Operating lease cost
Operating lease cost (1)	2,704	3,217
Total lease cost	3,343	3,424

(1)
Expenses are classified within Aircraft Rent on the Company's condensed consolidated statements of operations.

The following table presents lease costs related to the Company’s finance and operating leases:

	For The Year Ended December 31,
	2023	2022
Finance lease cost
Amortization of leased assets	$529,533	$130,037
Interest of lease liabilities	435,266	102,561
Operating lease cost
Operating lease cost (1)	8,172,685	4,797,056
Total lease cost	$9,137,484	$5,029,654

(1) Expenses are classified within Aircraft Rent on the Company's consolidated statements of operations.

Schedule of Lease Terms and Discount Rates Related to Finance and Operating Leases	The table below presents lease terms and discount rates related to the Company's finance and operating leases:

	March 31, 2024	March 31, 2023
Weighted-average remaining lease term
Operating leases	6.69 years	6.30 years
Finance leases	6.60 years	5.95 years
Weighted-average discount rate
Operating leases	13.41%	11.63%
Finance leases	14.61%	12.14%
The table below presents lease terms and discount rates related to the Company's finance and operating leases:

	December 31, 2023	December 31, 2022
Weighted-average remaining lease term
Operating leases	6.14 years	4.52 years
Finance leases	5.22 years	5.72 years
Weighted-average discount rate
Operating leases	13.03%	10.53%
Finance leases	12.53%	11.65%

Schedule of Cash and Non-cash Activities Associated with Leases

The table below presents cash and non-cash activities associated with our leases:

	Three Months Ended March 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$3,073	$2,018
Financing cash flows from finance leases	231	111

The table below presents cash and non-cash activities associated with our leases:

	For The Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,927,758	$3,482,839
Financing cash flows from finance leases	479,923	501,169